Financial commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial commitments and contingent liabilities
Schedule of maturity profile of the Group's financial liabilities

							Total
	Less than 3	3 to 6	6 to 12	1 to 5	Greater than	No contractual	undiscounted
($ in thousands)	months	months	months	years	5 years	maturity date	cash outflows
Leases	601	601	1,207	8,057	4,393	-	14,859
Debt interest payable	8,229	22,524	30,753	196,754	37,500	-	295,760
Other liabilities	41,249	-	-	4,805	-	53,884	99,938
Debt issued	-	-	83,595	550,617	400,000	-	1,034,212
Financial liabilities related to third-party interests in capital provision assets	-	-	-	-	-	398,595	398,595

Schedule of right-of-use assets and the related liabilities

($ in thousands)	2021	2020
Right-of-use assets:
Property and equipment	10,948	12,386
Lease liabilities:
Other current liabilities	11,896	13,520

Schedule of components of lease expense

Lease Cost	2021	2020	2019
Operating lease cost	$2,273	$3,005	$2,220
Net lease cost	$2,273	$3,005	$2,220

($ in thousands)	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,456	$2,943	$1,433

	2021	2020
Weighted-average remaining lease term (years)
Operating leases	7.1	7.9
Weighted-average discount rate
Operating leases	6.7%	6.7%

Schedule of future lease payments

($ in thousands)	Payments
2022	2,450
2023	2,181
2024	2,090
2025	1,735
2026	2,188
Thereafter	4,393
Total lease payments	15,037
Less: Interest	(3,141)
Total lease liability	11,896